PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets at December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
Prepaid insurance	287,785	468,495
Deferred offering cost	221,580	—
Other prepaid and current assets	43,669	151,268
Total prepaid expenses and other current assets	$553,034	$619,763
Prepaid insurance is mainly comprised of prepaid directors' and officers' insurance. In July 2024 and 2023, the Company financed its directors and officers' insurance premium with a short term note the principal amount of which is approximately $0.4 million and $0.6 million bearing interest at a rate of 9.74% and 7.87%, respectively. The note payable balance, which was included within Current Liabilities on the Consolidated Balance Sheet was $0.2 million and $0.3 million as of December 31, 2024 and 2023.